OPERATING EXPENSES - Future minimum lease payments (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	$ 952	$ 1,126	$ 786
Less than 1 year
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	664	849	653
1-5 years
Disclosure of maturity analysis of operating lease payments [line items]
Future Minimum lease payments	$ 288	$ 277	$ 133